Financial Instruments (Notional Amounts And Fair Values Of Derivatives Designated As Cash Flow Hedges And Derivatives Not Designated As Cash Flow Hedges) (Detail) (USD $)
In Millions, unless otherwise specified
	Mar. 28, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Fair Value of assets for derivatives not designated as cash flow hedges	$ 3.0	[1]	$ 7.2	[1]	$ 6.5	[1]
Fair Value of liability for derivatives not designated as cash flow hedges	16.4	[2]	9.3	[2]	8.2	[2]
Commodity Futures [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivatives not designated as cash flow hedges	122.4		173.7		206.0
Fair Value of assets for derivatives not designated as cash flow hedges	0.8	[1]	1.2	[1]	3.3	[1]
Fair Value of liability for derivatives not designated as cash flow hedges	12.0	[2]	7.6	[2]	4.9	[2]
Foreign Currency Exchanges [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivatives not designated as cash flow hedges	235.4		223.2		253.7
Fair Value of assets for derivatives not designated as cash flow hedges	2.2	[1]	6.0	[1]	3.2	[1]
Fair Value of liability for derivatives not designated as cash flow hedges	4.4	[2]	1.7	[2]	3.3	[2]
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair Value of asset for derivatives designated as cash flow hedges			0	[1]	0.6	[1]
Fair Value of liability for derivatives designated as cash flow hedges			0	[2]	1.9	[2]
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of derivatives designated as cash flow hedges			0		15.3
Fair Value of asset for derivatives designated as cash flow hedges			0	[1]	0	[1]
Fair Value of liability for derivatives designated as cash flow hedges			0	[2]	0.2	[2]
Designated as Hedging Instrument [Member] | Commodity Futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of derivatives designated as cash flow hedges			0		22.8
Fair Value of asset for derivatives designated as cash flow hedges			0	[1]	0.2	[1]
Fair Value of liability for derivatives designated as cash flow hedges			0	[2]	1.1	[2]
Designated as Hedging Instrument [Member] | Foreign Currency Exchanges [Member]
Derivatives, Fair Value [Line Items]
Notional Amount of derivatives designated as cash flow hedges			0		60.7
Fair Value of asset for derivatives designated as cash flow hedges			0	[1]	0.4	[1]
Fair Value of liability for derivatives designated as cash flow hedges			$ 0	[2]	$ 0.6	[2]

[1]	Balance recorded in "Prepaid expenses and other" and "Other non-current assets"
[2]	Balance recorded in "Accrued liabilities" and "Other liabilities"